Valuation and Qualifying Accounts and Reserves	12 Months Ended
Jan. 31, 2012
Valuation and Qualifying Accounts and Reserves [Abstract]
Valuation and Qualifying Accounts and Reserves [Text Block]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

	Balance at Beginning of Fiscal Year	Additions Charged (Credited) to Expenses	Net Deductions (Recoveries)	Other (1)	Balance at End of Fiscal Year
Allowance for doubtful accounts:
Fiscal Year Ended January 31, 2012	$5,395	$1,055	$(3,568)	$47	$2,929
Fiscal Year Ended January 31, 2011	4,706	1,863	(1,163)	(11)	5,395
Fiscal Year Ended January 31, 2010	5,989	845	(2,253)	125	4,706
Valuation allowance on income tax assets:
Fiscal Year Ended January 31, 2012	$105,960	$16,615	$—	$(12,580)	$109,995
Fiscal Year Ended January 31, 2011	128,346	4,284	—	(26,670)	105,960
Fiscal Year Ended January 31, 2010	156,831	(15,745)	—	(12,740)	128,346
Warranties: (2)
Fiscal Year Ended January 31, 2012	$1,996	$771	$(389)	$(363)	$2,015
Fiscal Year Ended January 31, 2011	1,292	957	(121)	(132)	1,996
Fiscal Year Ended January 31, 2010	1,188	220	(42)	(74)	1,292

(1)	Primarily consists of (i) the allocation of tax from continuing operations to discontinued operations, additional paid-in capital and other comprehensive income, and (ii) translation adjustments.

(2)	Included in “Accounts payable and accrued expenses” in the consolidated balance sheets.